Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013	Sep. 30, 2014		Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Jan. 16, 2013	May 30, 2014
Property, Plant and Equipment [Line Items]
Acquired Property plant and equipment							$ 141.1
Property, plant and equipment, gross	5,015.1			5,015.1			4,839.2		4,692.6
Less: Accumulated depreciation	(3,093.7)			(3,093.7)			(2,913.7)		(2,766.2)
Total	1,921.4			1,921.4			1,925.5		1,926.4
Impairment charges related to restructuring							21.8		23.0	13.8
Depreciation expense	64.4		64.5	195.4		206.1	270.2		272.3	278.8
Assets held-for-sale, current	5.0			5.0			5.6		4.2
Impairment charges	3.1		8.8	6.2		18.5	21.8		23.0	13.8
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	148.2			148.2			145.8		136.1
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	963.1			963.1			937.8		904.6
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,625.4			3,625.4			3,509.9		3,415.0
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	222.1	[1]		222.1	[1]		213.1	[1]	208.7
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	56.3			56.3			32.6		28.2
Vertis [Member]
Property, Plant and Equipment [Line Items]
Acquired Property plant and equipment											127.8
Brown Printing Company [Member]
Property, Plant and Equipment [Line Items]
Acquired Property plant and equipment												70.8
Increase in property, plant and equipment				$ 70.8

[1]	(1)Other consists of computer equipment, vehicles, furniture and fixtures, leasehold improvements and communication related equipment.